Schedule of Investments (unaudited)
January 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 71.4%
Bank
1.72%, 06/15/64	$850	$761,678
2.03%, 06/15/64	800	708,296
2.04%, 02/15/54	1,500	1,336,482
2.07%, 06/15/64	500	470,614
2.46%, 06/15/64	1,000	860,091
3.20%, 09/15/64(a)	250	207,178
3.35%, 01/15/63(a)	500	437,978
3.36%, 05/15/50	547	543,681
3.39%, 03/15/64(a)	500	445,719
3.46%, 04/15/52	635	623,286
3.49%, 11/15/50	750	734,881
3.74%, 02/15/52	600	591,080
3.79%, 04/15/65(a)	500	478,151
3.95%, 08/15/61	910	903,639
4.26%, 05/15/61(a)	1,010	1,010,387
4.56%, 08/15/61(a)	250	239,492
4.78%, 10/15/57	500	496,951
5.20%, 02/15/56	500	513,028
5.62%, 03/15/58(a)	1,000	1,057,889
5.75%, 08/15/56	1,000	1,061,688
Series 2017, Class A5, 3.44%, 09/15/60	220	217,354
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	493,844
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	439,599
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	586	579,067
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	511,969
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	674,413
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	699,862
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	1,000,156
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	490,978
Series 2018-BN15, Class A3, 4.14%, 11/15/61	464	462,059
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	257,444
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,709,906
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	957,060
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	847,691
Series 2019-BN21, Class A4, 2.60%, 10/17/52	929	883,532
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	475,216
Series 2019-BN22, Class A4, 2.98%, 11/15/62	458	435,579
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	285,481
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	221,148
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	447,051
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	433,257
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	231	220,065
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	985,434
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,545,105
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	426,471
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	901,515
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	673,108
BANK
1.74%, 11/15/53	1,965	1,749,223
4.40%, 08/15/55	2,000	1,967,082
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class B, 3.79%, 07/15/49	250	247,172
Bank5
5.28%, 08/15/63	1,000	1,033,022
5.30%, 10/15/57	1,000	1,030,806
5.45%, 07/15/58	570	592,827
5.61%, 08/15/57	1,000	1,040,832
5.70%, 02/15/29	944	978,883
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.77%, 06/15/57	$910	$949,340
5.78%, 04/15/56	94	96,392
5.79%, 06/15/57	1,000	1,039,939
5.88%, 08/15/57	1,000	1,046,501
6.18%, 08/15/57(a)	1,500	1,569,546
6.26%, 04/15/56(a)	500	518,283
6.26%, 09/15/56	549	570,737
6.42%, 08/15/57(a)	160	164,125
6.50%, 12/15/56	433	455,133
6.66%, 07/15/56(a)	1,500	1,575,775
6.79%, 05/15/57(a)	1,120	1,187,521
6.97%, 05/15/57(a)	860	910,748
6.97%, 05/15/57(a)	360	368,208
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,250	1,193,511
Series 2019-C5, 2.81%, 11/15/52	1,000	963,978
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	958,290
BBCMS Mortgage Trust
1.62%, 10/15/53	433	415,457
2.39%, 02/15/53	2,000	1,867,463
2.69%, 11/15/54	870	782,274
2.95%, 02/15/55(a)	1,500	1,362,709
4.44%, 09/15/55	800	789,474
4.74%, 09/15/57	3,481	3,517,450
5.02%, 09/15/58	1,900	1,942,213
5.12%, 09/15/57	500	508,790
5.21%, 09/15/57	1,000	1,027,742
5.25%, 02/15/31	900	931,494
5.40%, 09/15/57	1,000	1,041,046
5.44%, 12/15/55(a)	2,000	2,071,585
5.45%, 09/15/55(a)	847	775,092
5.52%, 08/15/58	500	520,682
5.58%, 07/15/56	1,000	1,049,299
5.59%, 07/15/58(a)	1,000	1,052,355
5.63%, 09/15/57	300	308,751
5.66%, 05/15/58	1,000	1,045,724
5.72%, 02/15/57	500	509,670
5.72%, 02/15/62	1,979	2,107,342
5.75%, 04/15/56	200	204,335
5.83%, 05/15/57	1,000	1,070,629
5.83%, 11/15/57(a)	500	522,936
5.84%, 09/15/57(a)	129	134,969
5.84%, 03/15/58	500	526,301
5.87%, 02/15/57	1,000	1,048,523
5.89%, 09/15/57	1,250	1,297,320
5.95%, 03/15/57	560	585,183
5.97%, 07/15/56(a)	1,000	1,049,699
5.98%, 03/15/58(a)	250	253,821
6.00%, 09/15/56(a)	500	536,448
6.13%, 11/15/57	900	944,383
6.17%, 12/15/55(a)	400	413,718
6.17%, 03/15/58(a)	1,500	1,576,358
6.30%, 09/15/56(a)	1,000	1,050,728
6.35%, 04/15/56(a)	250	261,431
6.41%, 07/15/57(a)	500	526,095
6.68%, 12/15/56(a)	500	528,799
6.81%, 05/15/58(a)	250	263,038
Series 2018-C2, Class A5, 4.31%, 12/15/51	2,930	2,935,032
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	225,021
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,401,719
Series 2020-C8, Class A5, 2.04%, 10/15/53	500	449,169

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C11, Class A5, 2.32%, 09/15/54	$500	$443,555
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	925,507
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	221,340
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	979,480
BBCMS Trust
2.27%, 07/15/54	225	213,398
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	437,308
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	846,584
Series 2021-C10, Class C, 2.84%, 07/15/54	500	414,226
Benchmark Mortgage Trust
1.93%, 07/15/53	500	445,977
2.14%, 09/15/54	500	444,361
2.53%, 11/15/54(a)	250	206,382
2.58%, 03/15/54	1,000	897,381
2.93%, 12/15/72	500	473,055
3.04%, 01/15/55	565	529,809
3.18%, 02/15/53(a)	443	384,668
3.20%, 01/15/55(a)	500	407,568
3.46%, 03/15/55(a)	1,000	933,429
3.61%, 03/15/55(a)	300	253,243
3.94%, 07/15/51	1,825	1,811,338
5.18%, 04/15/57	1,000	1,026,595
5.18%, 10/15/58	1,825	1,881,018
5.28%, 09/15/57	1,000	1,029,852
5.33%, 02/15/58	1,000	1,018,322
5.41%, 07/15/68	300	310,739
5.44%, 08/15/58(a)	750	779,966
5.60%, 08/15/57	1,300	1,352,669
5.66%, 04/15/57	500	522,521
5.81%, 01/10/57	545	566,593
6.03%, 12/15/57(a)	500	520,739
6.09%, 04/15/57(a)	250	261,197
6.19%, 07/15/57(a)	1,125	1,188,628
7.10%, 07/15/56(a)	1,000	1,054,909
Series 2018-B3, Class A4, 3.76%, 04/10/51	654	650,006
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	229	228,697
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	717,484
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	986,702
Series 2019-B10, Class A3, 3.46%, 03/15/62	788	772,906
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	580,544
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	464,733
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	416,421
Series 2019-B9, Class A4, 3.75%, 03/15/52	845	833,474
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	927,873
Series 2020-B20, Class B, 2.53%, 10/15/53	500	410,867
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	435,628
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	662,409
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	428,183
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	910,979
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	907,457
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	437,398
Series 2021-B27, Class A2, 2.02%, 07/15/54	700	685,141
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	895,163
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	428,414
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	739,338
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,404,741
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,050,831
BMO Mortgage Trust
4.87%, 09/15/57	800	811,402
5.15%, 12/15/57	3,000	3,074,222
5.31%, 09/15/54	1,000	1,028,233
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.32%, 09/15/57	$1,000	$1,029,470
5.57%, 06/15/58	300	314,336
5.58%, 05/15/58	300	312,322
5.67%, 07/15/58	1,000	1,046,280
5.69%, 02/15/58	500	528,842
5.76%, 07/15/57	2,500	2,658,076
5.78%, 04/15/58(a)	700	732,976
5.86%, 02/15/57	870	909,056
5.87%, 06/15/58(a)	500	535,195
5.88%, 09/15/57(a)	250	248,040
5.93%, 02/15/59(a)(b)	250	249,481
5.98%, 02/15/58	1,000	1,052,334
6.14%, 03/15/57(a)	230	240,269
6.16%, 10/15/58(a)	500	518,906
6.23%, 03/15/57(a)	120	121,328
6.26%, 04/15/58(a)	500	503,643
6.36%, 02/15/57(a)	252	264,386
6.67%, 12/15/56(a)	500	547,671
7.05%, 11/15/56(a)	1,000	1,066,870
CD Mortgage Trust
3.19%, 11/13/50	476	469,655
3.71%, 11/13/50(a)	500	492,010
3.91%, 11/13/50(a)	500	480,737
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	947,449
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	727,874
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	170	163,975
Citigroup Commercial Mortgage Trust
3.47%, 10/12/50	1,264	1,252,467
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	823,102
Series 2017-P8, Class A3, 3.20%, 09/15/50	1,885	1,860,492
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	597,718
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	1,000,307
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,197,517
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,433,310
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,500	1,426,958
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	695,907
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	709,834
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	937,519
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	449,389
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	202,922
Commission Mortgage Trust
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	718,260
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	947,738
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,290	1,203,480
2.72%, 12/15/52	500	478,068
4.05%, 03/15/52	3,117	3,089,339
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	980,975
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	980,652
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	996,493
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,393	1,369,853
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	926,700
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	239,061
Series 2019-C18, Class ASB, 2.87%, 12/15/52	384	376,536
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,367,651
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,402,992
Federal Home Loan Mortgage Corp.
4.33%, 06/25/30(a)	2,000	2,023,014
4.40%, 06/25/35(a)	3,000	2,978,842

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.53%, 10/25/35(a)	$1,500	$1,502,246
4.58%, 08/25/35(a)	1,000	1,006,213
4.94%, 11/25/30(a)	1,500	1,553,091
5.00%, 05/25/34	1,500	1,559,447
5.00%, 02/25/35(a)	4,000	4,152,469
5.15%, 12/25/33(a)	1,000	1,049,669
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,113,716
2.05%, 11/25/28(a)	1,000	953,397
2.24%, 10/25/31(a)	1,000	903,998
2.35%, 11/25/31(a)	1,110	1,006,584
3.53%, 08/25/32	1,000	958,749
3.53%, 09/25/32	2,000	1,907,437
3.60%, 02/25/28	1,250	1,242,310
3.78%, 01/25/32	282	280,870
3.78%, 11/25/32(a)	2,000	1,942,560
3.80%, 10/25/32(a)	1,000	971,674
3.82%, 12/25/32(a)	2,000	1,943,575
3.90%, 04/25/28	2,000	1,999,088
3.92%, 09/25/28(a)	2,000	1,998,579
4.05%, 07/25/33	1,500	1,472,340
4.20%, 05/25/33	3,500	3,470,647
4.22%, 04/25/30	2,000	2,008,207
4.25%, 04/25/33	1,000	995,095
4.25%, 04/25/33	1,500	1,484,890
4.27%, 07/25/30(a)	1,500	1,513,386
4.29%, 07/25/30(a)	1,250	1,261,830
4.41%, 03/25/30	1,000	1,013,854
4.43%, 02/25/33(a)	2,000	2,013,880
4.50%, 07/25/33(a)	855	862,694
4.50%, 08/25/33(a)	500	504,508
4.51%, 02/25/30(a)	1,500	1,527,949
4.57%, 12/25/28	1,387	1,409,808
4.65%, 08/25/28(a)	1,000	1,017,165
4.74%, 08/25/28(a)	1,000	1,019,437
4.82%, 06/25/28	1,000	1,019,585
4.90%, 10/25/33(a)	1,750	1,808,639
4.94%, 11/25/30(a)	1,000	1,035,610
5.00%, 03/25/34(a)	5,325	5,536,955
5.36%, 01/25/29(a)	500	519,229
5.40%, 01/25/29	1,000	1,038,276
Federal National Mortgage Association
1.71%, 11/25/31(a)	851	796,668
1.94%, 12/25/31(a)	1,000	885,107
2.35%, 02/25/31	907	851,555
2.59%, 06/25/32(a)	2,000	1,822,353
3.06%, 06/25/27(a)	250	248,046
3.77%, 09/25/32(a)	1,100	1,069,192
4.45%, 08/25/34(a)	500	497,835
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	418,001
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,233	1,210,816
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	389	386,317
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,123	1,089,719
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,561	1,478,290
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,402,092
Series 2020-M14, Class A2, 1.78%, 05/25/30	904	828,716
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	933,409
Series 2020-M8, Class A2, 1.82%, 02/25/30	91	83,740
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,762,956
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,213,913
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	$2,000	$1,747,496
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,684,829
Series2019-M6, Class A2, 3.45%, 01/01/29	27	26,877
Federal National Mortgage Association-ACES
1.68%, 11/25/32(a)	2,000	1,715,683
1.81%, 10/25/31(a)	1,000	888,552
1.93%, 01/25/32(a)	900	797,208
2.40%, 11/25/31	1,000	913,885
4.18%, 07/25/28(a)	954	960,498
4.70%, 01/25/35(a)	1,000	1,013,415
Series 2017, Class A2, 2.97%, 09/25/27(a)	793	784,328
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	229,173
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	300	307,518
Freddie Mac Multifamily Structured Pass Through Certificates
1.71%, 07/25/28	1,421	1,354,944
2.71%, 04/25/55	2,129	2,025,477
2.98%, 05/25/29	1,972	1,921,233
4.13%, 10/25/34	1,912	1,903,205
4.41%, 01/25/30(a)	500	507,474
4.49%, 09/25/34	3,000	3,012,011
4.68%, 10/25/31(a)	500	512,221
4.72%, 12/25/28(a)	1,882	1,921,934
4.79%, 09/25/29	2,500	2,566,761
5.07%, 10/25/28(a)	1,250	1,285,406
5.48%, 01/25/29	115	119,705
FREMF Mortgage Trust, 4.25%, 11/25/29(a)	2,000	2,018,690
GS Mortgage Securities Trust
2.12%, 05/12/53	2,000	1,877,179
2.37%, 12/15/54	1,000	884,313
2.38%, 05/12/53	1,500	1,386,084
2.79%, 11/10/52	250	238,678
3.47%, 11/10/50	3,390	3,349,442
3.89%, 07/10/51	675	665,001
4.31%, 11/10/50(a)	400	362,401
Series 2017-GS7, Class A3, 3.17%, 08/10/50	2,000	1,972,367
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	482,534
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	742,491
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,088,963
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	457,391
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	737,619
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	500	486,688
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	294,367
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	387,489
Series 2019-COR5, Class A2, 3.15%, 06/13/52	41	40,766
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,089,494
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	449,996
Series 2018-C8, Class A4, 4.21%, 06/15/51	450	449,924
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	875,447
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	465,357
Morgan Stanley BAML Trust, 5.64%, 03/15/58	900	940,722
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	413	411,754
5.63%, 08/15/58	500	528,982
Series 2016-C32, Class ASB, 3.51%, 12/15/49	60	60,089
Morgan Stanley Capital I Trust
2.32%, 10/15/54	500	444,792
2.45%, 02/15/53	980	913,776
3.13%, 11/15/52	250	239,244

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.63%, 11/15/52(a)	$250	$219,504
4.86%, 07/15/51(a)	400	379,813
Series 2016-UB12, Class A3, 3.34%, 12/15/49	906	897,792
Series 2018-H3, Class A4, 3.91%, 07/15/51	321	318,815
Series 2018-H3, Class A5, 4.18%, 07/15/51	370	369,731
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	1,016,708
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	468,075
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	138,097
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	993	972,741
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	897,610
MSWF Commercial Mortgage Trust
5.47%, 05/15/56	900	938,460
5.75%, 05/15/56	730	772,724
UBS Commercial Mortgage Trust
4.33%, 10/15/51	800	800,583
4.67%, 12/15/51(a)	250	245,470
4.75%, 12/15/51(a)	500	497,867
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,555,333
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	487,833
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,317,567
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	730,298
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	952,761
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	491	468,893
2.34%, 04/15/54	1,000	916,653
2.89%, 12/15/52	480	457,187
3.31%, 11/15/54	500	428,037
4.00%, 04/15/55(a)	500	484,420
4.15%, 03/15/51(a)	1,000	991,179
4.15%, 08/15/51	623	622,809
4.48%, 11/15/50(a)	250	231,893
4.55%, 03/15/52	500	489,635
5.59%, 07/15/58	1,000	1,044,927
5.65%, 02/15/58	500	528,516
5.67%, 10/15/58(a)	250	258,618
5.92%, 11/15/57(a)	1,000	1,052,157
5.92%, 07/15/58	500	522,564
5.98%, 10/15/58(a)	500	518,445
6.09%, 05/15/58	1,200	1,259,964
6.10%, 01/15/58	1,000	1,060,170
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	490,689
Series 2017-C38, Class A4, 3.19%, 07/15/50	578	571,743
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	460,630
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,240	1,232,736
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	344,613
Series 2018-C46, Class AS, 4.38%, 08/15/51	750	737,979
Series 2018-C47, Class A4, 4.44%, 09/15/61	2,000	2,010,838
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	745,760
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	643,237
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	462,159
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,479	1,392,824
Series 2020-C56, Class ASB, 2.42%, 06/15/53	425	410,616
Series 2020-C56, Class B, 3.61%, 06/15/53(a)	345	310,809
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	908,927
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	441,613
		356,475,850
Total Collateralized Mortgage Obligations — 71.4% (Cost: $361,594,422)		356,475,850
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 27.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	$1,000	$896,123
2.03%, 09/25/28	1,650	1,576,272
2.25%, 01/25/32	2,165	1,945,953
2.45%, 04/25/32	1,000	905,148
2.58%, 05/25/32	1,250	1,138,151
3.50%, 07/25/32(a)	1,750	1,676,594
Class A1, 2.55%, 05/25/31	969	928,529
Class A2, 2.25%, 02/25/32	1,500	1,348,487
Class A2, 2.92%, 06/25/32	650	603,078
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,975,970
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,511,929
Series K071, Class A2, 3.29%, 11/25/27	3,000	2,972,920
Series K072, Class A2, 3.44%, 12/25/27	1,000	993,616
Series K073, Class A2, 3.35%, 01/25/28	1,000	991,822
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	1,000,105
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,101,764
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,501,856
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,312,074
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,130,176
Series K085, Class A2, 4.06%, 10/25/28(a)	2,820	2,833,836
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,724,524
Series K088, Class A1, 3.48%, 09/25/28	173	171,772
Series K088, Class A2, 3.69%, 01/25/29	1,010	1,005,026
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,652,342
Series K091, Class A2, 3.51%, 03/25/29	2,017	1,995,349
Series K092, Class A2, 3.30%, 04/25/29	1,010	992,678
Series K094, Class A2, 2.90%, 06/25/29	3,420	3,314,730
Series K095, Class A2, 2.79%, 06/25/29	675	652,117
Series K098, Class A2, 2.43%, 08/25/29	4,500	4,285,250
Series K100, Class A2, 2.67%, 09/25/29	1,500	1,437,113
Series K101, Class A2, 2.52%, 10/25/29	250	238,080
Series K102, Class A2, 2.54%, 10/25/29	1,000	953,228
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,165,436
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,373,561
Series K106, Class A1, 1.78%, 10/25/29	701	672,303
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,164,239
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,147,639
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,961,018
Series K109, Class A2, 1.56%, 04/25/30	1,000	908,764
Series K110, Class A1, 1.02%, 09/25/29	517	489,824
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,487,570
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,247,143
Series K114, Class A2, 1.37%, 06/25/30	1,000	895,271
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,120,499
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,811,189
Series K117, Class A2, 1.41%, 08/25/30	4,683	4,183,450
Series K118, Class A2, 1.49%, 09/25/30	500	447,516
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,794,529
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,962,672
Series K123, Class A2, 1.62%, 12/25/30	600	536,977
Series K124, Class A2, 1.66%, 12/25/30	2,525	2,259,842
Series K125, Class A2, 1.85%, 01/25/31	1,000	901,832
Series K126, Class A2, 2.07%, 01/25/31	1,116	1,018,349
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,588,324
Series K128, Class A2, 2.02%, 03/25/31	2,750	2,498,507
Series K130, Class A2, 1.72%, 06/25/31	950	843,902
Series K131, Class A2, 1.85%, 07/25/31	1,000	892,836

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K132, Class A2, 2.02%, 08/25/31	$1,794	$1,606,566
Series K133, Class A2, 2.10%, 09/25/31	1,000	897,832
Series K135, Class A1, 1.61%, 10/25/30	1,099	1,027,042
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,520,073
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,600,968
Series K139, Class A2, 2.59%, 01/25/32(a)	750	687,775
Series K142, Class A2, 2.40%, 03/25/32	1,000	904,641
Series K1510, Class A2, 3.72%, 01/25/31	880	865,788
Series K1510, Class A3, 3.79%, 01/25/34	500	480,918
Series K-1511, Class A2, 3.47%, 03/25/31	500	486,124
Series K-1512, Class A2, 2.99%, 05/25/31	730	693,236
Series K-1512, Class A3, 3.06%, 04/25/34	450	408,397
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	898,950
Series K-1516, Class A2, 1.72%, 05/25/35	1,000	792,738
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,194,398
Series K-1518, Class A2, 1.86%, 10/25/35	500	398,950
Series K152, Class A1, 2.83%, 05/25/30	881	858,652
Series K152, Class A2, 3.08%, 01/25/31	250	239,455
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	831,566
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	805,052
Series K153, Class A3, 3.12%, 10/25/31(a)	500	474,339
Series K154, Class A3, 3.46%, 11/25/32(a)	345	328,800
Series K155, Class A1, 3.75%, 11/25/29	321	320,446
Series K156, Class A3, 3.70%, 06/25/33(a)	500	480,552
Series K157, Class A2, 3.99%, 05/25/33(a)	826	823,437
Series K159, Class A2, 3.95%, 11/25/30(a)	833	829,410
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,314,782
Series K741, Class A2, 1.60%, 12/25/27	1,071	1,030,817
Series K742, Class A2, 1.76%, 03/25/28	1,000	961,081
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,326,913
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.38%, 02/25/43(a)	120	118,884
Series 2017-M11, Class A2, 2.98%, 08/25/29	824	800,425
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	491	485,147
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	897	886,990
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1	1,561
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	2,086	2,058,110
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	69	68,500
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	672	662,482
Series 2019-M1, Class A2, 3.56%, 09/25/28(a)	1,631	1,620,870
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,574	1,565,747
Series 2019-M22, Class A2, 2.52%, 08/25/29	797	762,888
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,042	1,019,684
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-M5, Class A2, 3.27%, 02/25/29	$2,165	$2,130,093
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,310	2,259,241
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,978	1,928,255
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,198	2,064,746
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,776,132
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,749,358
		136,188,615
U.S. Government Obligations — 0.7%
U.S. Treasury Note/Bond
3.50%, 01/15/29	2,000	1,994,219
4.00%, 11/15/35	1,500	1,469,297
		3,463,516
Total U.S. Government & Agency Obligations — 27.9% (Cost: $144,865,312)		139,652,131
Total Long-Term Investments — 99.3% (Cost: $506,459,734)		496,127,981
	Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	7,410,000	7,410,000
Total Short-Term Securities — 1.5% (Cost: $7,410,000)		7,410,000
Total Investments — 100.8% (Cost: $513,869,734)		503,537,981
Liabilities in Excess of Other Assets — (0.8)%		(4,209,830)
Net Assets — 100.0%		$499,328,151

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,990,000	$2,420,000 (a)	$—	$—	$—	$7,410,000	7,410,000	$23,490	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® CMBS ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$356,475,850	$—	$356,475,850
U.S. Government & Agency Obligations	—	139,652,131	—	139,652,131
Short-Term Securities
Money Market Funds	7,410,000	—	—	7,410,000
	$7,410,000	$496,127,981	$—	$503,537,981